Schedule of Investments

July 31, 2020 (Unaudited)

Schedule of Investments
LSV Small Cap Value Fund

	Shares	Value (000)
Common Stock (98.3%)
Aerospace & Defense (1.1%)
Curtiss-Wright	1,600	$142
Moog, Cl A	32,500	1,746
Vectrus*	18,000	792

		2,680

Agricultural Products (1.3%)
Ingredion	36,900	3,192

Air Freight & Logistics (1.1%)
Atlas Air Worldwide Holdings*	43,500	2,265
Park-Ohio Holdings	16,500	238

		2,503

Aircraft (1.3%)
Hawaiian Holdings	65,000	773
JetBlue Airways*	117,700	1,217
SkyWest	38,200	1,005

		2,995

Apparel Retail (1.3%)
American Eagle Outfitters	32,400	324
Foot Locker	36,700	1,079
Genesco*	44,800	697
Shoe Carnival	37,700	925

		3,025

Apparel, Accessories & Luxury Goods (0.3%)
G-III Apparel Group*	60,400	597

Apparel/Textiles (0.3%)
Capri Holdings*	39,695	595

Asset Management & Custody Banks (3.7%)
BlackRock Capital Investment	185,175	470
Brightsphere Investment Group	177,800	2,390
Federated Investors, Cl B	38,900	1,025
FS KKR Capital	84,300	1,340
New Mountain Finance	50,400	453
Oaktree Specialty Lending	189,700	859
PennantPark Investment	195,900	598
Prospect Capital	129,300	648
Sixth Street Specialty Lending	64,300	1,096

		8,879

Automotive (1.8%)
American Axle & Manufacturing Holdings*	191,800	1,354
Cooper Tire & Rubber	22,700	705
Dana	152,800	1,746

LSV Small Cap Value Fund

	Shares	Value (000)
Automotive (continued)
Modine Manufacturing*	101,800	$554

		4,359

Automotive Retail (2.0%)
Group 1 Automotive	18,300	1,538
Lithia Motors, Cl A	4,100	939
Penske Automotive Group	18,400	825
Sonic Automotive, Cl A	39,800	1,517

		4,819

Banks (15.9%)
Associated Banc-Corp	172,900	2,220
Bank of NT Butterfield & Son	45,500	1,184
BankUnited	82,300	1,658
Berkshire Hills Bancorp	79,739	794
Camden National	33,100	1,049
Cathay General Bancorp	44,100	1,066
Dime Community Bancshares	23,000	270
Federal Agricultural Mortgage, Cl C	18,700	1,113
Financial Institutions	43,990	650
First Busey	17,700	303
First Commonwealth Financial	148,900	1,172
First Horizon National	339,281	3,145
First Midwest Bancorp	110,700	1,343
Flagstar Bancorp	40,000	1,255
Flushing Financial	24,600	273
FNB	241,500	1,789
Fulton Financial	109,800	1,065
Great Southern Bancorp	17,983	649
Great Western Bancorp	55,500	721
Hancock Whitney	65,500	1,248
Hanmi Financial	72,400	668
Hope Bancorp	192,300	1,621
Horizon Bancorp	65,642	664
International Bancshares	23,400	712
Lakeland Bancorp	104,000	1,059
OFG Bancorp	97,200	1,271
Old National Bancorp	76,665	1,073
Peoples Bancorp	48,605	975
Popular	28,500	1,058
Republic Bancorp, Cl A	5,330	161
Synovus Financial	90,100	1,816
TCF Financial	33,000	907
Walker & Dunlop	35,800	1,805
Zions Bancorp	28,000	909

		37,666

Biotechnology (0.7%)
United Therapeutics*	14,600	1,627

Schedule of Investments

July 31, 2020 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)

Broadcasting, Newspapers & Advertising (0.2%)
Entercom Communications, Cl A	354,200	$496

Building & Construction (5.7%)
American Woodmark*	15,920	1,283
Apogee Enterprises	35,900	775
Builders FirstSource*	73,200	1,734
KB Home	48,500	1,632
MDC Holdings	40,300	1,807
Meritage Homes*	23,400	2,321
Toll Brothers	52,500	2,005
TRI Pointe Group*	109,900	1,838

		13,395

Business Services (0.5%)
Avis Budget Group*	45,300	1,173

Cable & Satellite (0.3%)
WideOpenWest*	108,200	591

Chemicals (1.1%)
AdvanSix*	52,900	658
Chemours	75,066	1,391
Ingevity*	2,800	164
Kraton*	37,500	493

		2,706

Coal & Consumable Fuels (0.3%)
Arch Resources	19,300	599

Commercial Printing (0.9%)
Deluxe	31,900	900
Ennis	60,900	1,054
LSC Communications	1,111	—
Quad	72,400	225

		2,179

Commercial Services (1.1%)
CSG Systems International	18,100	763
Sykes Enterprises*	66,900	1,837

		2,600

Commodity Chemicals (1.9%)
Cabot	51,500	1,879
Kronos Worldwide	22,600	254
Orion Engineered Carbons	39,900	407
Tredegar	49,900	792
Trinseo	48,700	1,057

		4,389

Computers & Services (0.3%)
DHI Group*	248,300	621

LSV Small Cap Value Fund

	Shares	Value (000)

Construction & Engineering (0.0%)
EMCOR Group	1,700	$116

Diversified REIT’s (0.9%)
Global Net Lease	62,600	1,042
Lexington Realty Trust, Cl B	94,400	1,095

		2,137

Electrical Components & Equipment (1.3%)
Atkore International Group*	62,100	1,656
Regal Beloit	15,100	1,389

		3,045

Financial Services (1.5%)
Arbor Realty Trust	116,631	1,189
Navient	227,500	1,811
Regional Management*	32,800	498

		3,498

Food Distributors (0.5%)
SpartanNash	57,800	1,215

Food, Beverage & Tobacco (0.5%)
Universal	29,100	1,227

Gas/Natural Gas (1.3%)
National Fuel Gas	75,800	3,075

General Merchandise Stores (0.5%)
Big Lots	31,900	1,255

Health Care Services (0.5%)
MEDNAX*	62,400	1,247

Health Care Distributors (0.8%)
Patterson	67,800	1,801

Health Care Facilities (0.8%)
Select Medical Holdings*	101,900	1,940

Health Care REIT’s (1.4%)
Industrial Logistics Properties Trust	85,200	1,799
Sabra Health Care	103,200	1,521

		3,320

Health Care Supplies (0.4%)
Lantheus Holdings*	64,900	875

Homefurnishing Retail (1.0%)
Aaron’s	22,000	1,148
Bed Bath & Beyond	60,000	649
Haverty Furniture	37,700	536

		2,333

Schedule of Investments

July 31, 2020 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)

Hotel & Resort REIT’s (1.1%)
Ashford Hospitality Trust	23,393	$92
Braemar Hotels & Resorts	152,858	373
DiamondRock Hospitality	122,900	568
RLJ Lodging Trust	87,300	699
Service Properties Trust	65,100	436
Xenia Hotels & Resorts	64,900	517

		2,685

Hotels & Lodging (0.5%)
Wyndham Destinations	42,800	1,138

Household Products, Furniture & Fixtures (0.3%)
Ethan Allen Interiors	68,900	816

Human Resource & Employment Services (0.8%)
Kelly Services, Cl A	64,600	957
Kforce	29,000	836

		1,793

Insurance (4.5%)
American Equity Investment Life Holding	78,500	1,998
American Financial Group	19,880	1,208
Assured Guaranty	35,600	777
Axis Capital Holdings	31,500	1,264
CNO Financial Group	162,200	2,449
Hanover Insurance Group	6,300	642
Heritage Insurance Holdings	7,160	85
MGIC Investment	141,400	1,170
Universal Insurance Holdings	54,674	957

		10,550

Interactive Media & Services (0.3%)
Cars.com*	101,400	823

Leasing & Renting (1.1%)
CAI International*	43,400	747
Triton International	58,600	1,844

		2,591

Leisure Facilities (0.2%)
RCI Hospitality Holdings	39,159	473

Machinery (4.0%)
AGCO	23,200	1,523
Hurco	7,243	201
Hyster-Yale Materials Handling	8,296	309
Meritor*	74,800	1,702
Oshkosh	19,700	1,551
Terex	53,700	1,012
Timken	26,000	1,187
Trinity Industries	74,300	1,451

LSV Small Cap Value Fund

	Shares	Value (000)

Machinery (continued)
Wabash National	54,100	$616

		9,552

Media & Entertainment (1.1%)
AMC Networks, Cl A*	46,100	1,065
Meet Group*	40,200	251
TEGNA	105,700	1,245

		2,561

Metal & Glass Containers (2.3%)
Greif, Cl A	83,000	2,888
O-I Glass, Cl I	130,300	1,360
Silgan Holdings	28,900	1,105

		5,353

Mortgage REIT’s (2.1%)
AG Mortgage Investment Trust	88,700	248
Apollo Commercial Real Estate Finance	54,000	502
Invesco Mortgage Capital	184,095	565
MFA Financial	241,800	636
New York Mortgage Trust	260,600	683
PennyMac Mortgage Investment Trust	73,600	1,387
Redwood Trust	80,700	575
Western Asset Mortgage Capital	141,700	299

		4,895

Motorcycle Manufacturers (0.4%)
Harley-Davidson	37,200	968

Multi-line Insurance (0.6%)
American National Group	19,600	1,444

Multi-Utilities (0.5%)
MDU Resources Group	59,938	1,258

Office Equipment (1.7%)
ACCO Brands	165,100	1,076
Herman Miller	37,700	883
Knoll	57,098	669
Pitney Bowes	190,200	635
Steelcase, Cl A	77,500	832

		4,095

Office REITs (2.0%)
Brandywine Realty Trust	129,200	1,399
City Office	90,600	784
Franklin Street Properties	150,600	791
Kite Realty Group Trust	129,400	1,277
Office Properties Income Trust	21,008	528

		4,779

Schedule of Investments

July 31, 2020 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)

Oil & Gas Equipment & Services (0.1%)
ProPetro Holding*	41,200	$221

Oil & Gas Exploration & Production (0.3%)
Callon Petroleum*	220,150	251
PDC Energy*	33,500	478

		729

Paper & Paper Products (0.2%)
Domtar	25,900	544

Personal Products (0.4%)
Edgewell Personal Care*	31,400	939

Petroleum & Fuel Products (1.5%)
Delek US Holdings	35,700	624
PBF Energy, Cl A	55,100	478
Southwestern Energy*	439,000	1,067
VAALCO Energy*	196,022	225
World Fuel Services	51,331	1,208

		3,602

Pharmaceuticals (1.8%)
Corcept Therapeutics*	69,700	1,042
Innoviva*	155,800	2,110
Lannett*	55,200	329
Supernus Pharmaceuticals*	39,400	877

		4,358

Property & Casualty Insurance (0.5%)
Mercury General	27,400	1,176

Real Estate Investment Trusts (REITs) (0.2%)
Summit Hotel Properties	78,300	406

Regional Banks (0.4%)
Simmons First National, Cl A	61,500	1,020

Residential REIT’s (0.3%)
Preferred Apartment Communities, Cl A	99,700	721

Retail (2.0%)
Brinker International	20,700	557
Dick’s Sporting Goods	36,500	1,665
Dillard’s, Cl A	17,462	411
Ingles Markets, Cl A	16,700	672
Sally Beauty Holdings*	105,800	1,228
Signet Jewelers	28,200	303

		4,836

Retail REIT’s (0.4%)
Retail Value	273	3
SITE Centers	98,050	719

LSV Small Cap Value Fund

	Shares	Value (000)

Retail REIT’s (continued)
Washington Prime Group	225,600	$166

		888

Semi-Conductors/Instruments (5.0%)
Amkor Technology*	167,600	2,279
Benchmark Electronics	49,600	1,010
Cirrus Logic*	8,800	603
Diodes*	20,400	1,050
Jabil	38,900	1,356
Methode Electronics	72,600	2,047
Sanmina*	26,900	798
TTM Technologies*	64,700	796
Vishay Intertechnology	70,500	1,106
Vishay Precision Group*	28,800	733

		11,778

Specialized REIT’s (1.8%)
Chatham Lodging Trust	53,000	276
CoreCivic	106,600	950
CorEnergy Infrastructure Trust	34,900	306
Hersha Hospitality Trust, Cl A	75,400	359
Outfront Media	81,200	1,170
Uniti Group	130,800	1,295

		4,356

Specialty Stores (0.5%)
Office Depot	57,130	1,261

Steel & Steel Works (1.0%)
Schnitzer Steel Industries, Cl A	34,500	635
Warrior Met Coal	53,800	856
Worthington Industries	26,300	984

		2,475

Systems Software (0.3%)
Xperi Holding	32,900	607

Technology Distributors (1.2%)
ScanSource*	48,700	1,118
SYNNEX	14,000	1,746

		2,864

Telephones & Telecommunications (0.6%)
Ciena*	21,800	1,297
Comtech Telecommunications	14,497	238

		1,535

Thrifts & Mortgage Finance (0.9%)
Premier Financial	33,600	594
Radian Group	98,200	1,465

		2,059

Schedule of Investments

July 31, 2020 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Trading Companies & Distributors (0.9%)
WESCO International*	54,300	$2,111

TOTAL COMMON STOCK
(Cost $332,957)		233,030

	Face Amount (000)

Repurchase Agreement (0.2%)
South Street Securities 0.040%, dated 07/31/20, to be repurchased on 08/03/20, repurchase price $362 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $186, 0% - 1.500%, 10/08/20 - 06/30/25; total market value $369)	$ 362	362

TOTAL REPURCHASE AGREEMENT
(Cost $362)		362

Total Investments – 98.5%
(Cost $333,319)		$233,392

Percentages are based on Net Assets of $237,061 (000).

*	Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of July 31, 2020, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$ 233,030	$ —	$ —	$ 233,030
Repurchase Agreement	—	362	—	362

Total
Investments in Securities	$ 233,030	$ 362	$ —	$ 233,392

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

LSV-QH-004-1500